John Hancock

Collateral Trust

Quarterly portfolio holdings 3/31/19

Fund’s investments

As of 3-31-19 (unaudited)

	Maturity date	Yield (%)	Par value^	Value
Corporate interest-bearing obligations 46.1% (Cost $798,165,522)				$798,291,425
American Honda Finance Corp. (3 month LIBOR + 0.060%) (A)	05-08-19	2.641	1,690,000	1,690,073
American Honda Finance Corp.	07-12-19 to 08-15-19	2.660 to 2.868	7,035,000	7,019,271
Apple, Inc. (3 month LIBOR + 0.300%) (A)	05-06-19	2.689	8,647,000	8,650,720
Apple, Inc.	08-02-19	2.786	10,625,000	10,571,232
Australia & New Zealand Banking Group, Ltd.	06-13-19	2.775	2,250,000	2,248,275
BMW US Capital LLC (B)	04-11-19	2.610	18,865,000	18,859,701
Chariot Funding LLC (1 month LIBOR + 0.110%) (A)(B)	08-27-19	2.636	50,000,000	49,998,440
Chevron Corp.	05-16-19	2.523	6,852,000	6,842,178
Cisco Systems, Inc. (3 month LIBOR + 0.340%) (A)	09-20-19	2.659	1,200,000	1,201,656
Commonwealth Bank of Australia (3 month LIBOR + 0.640%) (A)(B)	11-07-19	3.131	10,000,000	10,032,706
Credit Suisse AG	05-28-19	2.704	95,314,000	95,265,390
Honeywell International, Inc. (3 month LIBOR + 0.040%) (A)	10-30-19	2.766	17,898,000	17,900,964
Honeywell International, Inc.	10-30-19	2.911	13,000,000	12,900,025
John Deere Capital Corp.	10-09-19 to 03-10-20	2.698 to 2.758	5,010,000	4,980,869
Macquarie Bank, Ltd. (3 month LIBOR + 0.350%) (A)(B)	04-04-19	3.104	17,605,000	17,605,617
Macquarie Bank, Ltd. (B)	06-24-19 to 01-21-20	2.752 to 3.035	72,515,000	72,474,047
Merck & Company, Inc. (3 month LIBOR + 0.375%) (A)	02-10-20	2.736	13,542,000	13,577,442
National Rural Utilities Cooperative Finance Corp.	01-27-20	2.764	3,000,000	2,989,745
National Rural Utilities Cooperative Finance Corp. (3 month LIBOR + 0.200%) (A)	04-05-19	3.131	1,616,000	1,616,041
Old Line Funding LLC (B)	05-09-19	2.593	30,000,000	29,914,993
Old Line Funding LLC (1 month LIBOR + 0.260%) (A)(B)	05-09-19	2.790	30,000,000	30,009,614
PepsiCo, Inc.	05-02-19	2.769	6,365,000	6,355,473
PepsiCo, Inc. (3 month LIBOR + 0.270%) (A)	10-04-19	2.813	22,000,000	22,025,152
PNC Bank NA	07-02-19 to 10-18-19	2.608 to 2.943	31,951,000	31,893,534
Royal Bank of Canada (3 month LIBOR + 0.480%) (A)	07-29-19	2.991	3,500,000	3,505,950
The Bank of New York Mellon Corp. (3 month LIBOR + 0.480%) (A)	09-11-19	2.624	1,720,000	1,723,172
The Bank of New York Mellon Corp.	05-15-19 to 02-24-20	2.637 to 2.775	36,216,000	36,156,661
The Estee Lauder Companies, Inc.	02-07-20	2.750	32,633,000	32,420,933
The Home Depot, Inc.	06-15-19	2.626	6,508,000	6,500,517
Thunder Bay Funding LLC (1 month LIBOR + 0.260%) (A)(B)	05-13-19	2.796	25,000,000	25,008,665
Toyota Credit Canada, Inc. (1 month LIBOR + 0.120%) (A)	11-15-19	2.638	40,000,000	40,000,000
Toyota Credit Canada, Inc. (1 month LIBOR + 0.180%) (A)	06-06-19	2.709	57,000,000	57,017,376
TWDC Enterprises 18 Corp.	05-30-19	2.617	4,111,000	4,105,856
UBS AG	08-14-19	2.750	11,462,000	11,450,265
US Bank NA	04-26-19	2.621	2,000,000	1,998,383
US Bank NA (3 month LIBOR + 0.150%) (A)	05-24-19	2.705	16,000,000	16,001,790
US Bank NA (3 month LIBOR + 0.125%) (A)	01-17-20	2.824	50,000,000	50,017,266
Walmart, Inc. (3 month LIBOR - 0.030%) (A)	10-09-19	2.817	4,415,000	4,413,726
Wells Fargo Bank NA (SOFR + 0.480%) (A)	03-25-20	2.772	29,928,000	29,963,062
Yale University	04-15-19	2.540	1,385,000	1,384,645
Commercial paper 34.2% (Cost $591,805,380)				$591,751,718
BNP Paribas SA	04-01-19	2.332	13,000,000	13,000,000
Bridgestone Americas, Inc.	04-01-19	2.464 to 2.586	84,650,000	84,633,070
Cargill Global Funding PLC	04-01-19	2.434 to 2.535	80,000,000	79,983,800
Chariot Funding LLC	04-01-19	2.535	4,869,000	4,868,006
Credit Suisse AG	04-09-19	2.790	3,550,000	3,547,370
Cummins, Inc.	04-02-19 to 04-09-19	2.526 to 2.606	62,355,000	62,321,679
Eli Lilly & Company	05-07-19	2.562	25,000,000	24,933,781
EssilorLuxottica SA	04-01-19	2.637	15,000,000	14,996,869
Gotham Funding Corp.	04-04-19 to 04-22-19	2.549 to 2.871	47,978,000	47,945,720

2 JOHN HANCOCK COLLATERAL TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Maturity date	Yield (%)	Par value^	Value
Henkel of America, Inc.	04-09-19 to 04-10-19	2.537 to 2.547	30,500,000	$30,476,978
JP Morgan Securities LLC	04-01-19 to 07-26-19	2.750 to 3.069	18,700,000	18,556,271
Jupiter Securitization Company LLC	04-01-19 to 04-22-19	2.485 to 2.839	34,457,000	34,426,978
Macquarie Bank, Ltd.	08-16-19 to 10-11-19	3.073 to 3.242	20,000,000	19,727,229
MUFG Bank, Ltd.	05-13-19	2.634	30,000,000	29,907,188
ONE Gas, Inc.	04-04-19	2.464	23,500,000	23,495,241
The Coca-Cola Company	12-09-19	2.791	250,000	245,228
Total Capital Canada, Ltd.	04-03-19	2.586	3,000,000	2,998,998
University of Notre Dame du Lac	04-01-19 to 05-02-19	2.475 to 2.541	57,222,000	57,172,560
Yale University	05-15-19 to 05-20-19	2.493 to 2.604	38,650,000	38,514,752
Certificate of deposit 9.5%				$164,864,798
(Cost $164,800,145)
Canadian Imperial Bank of Commerce (3 month LIBOR + 0.200%) (A)	05-01-19	2.958	9,800,000	9,801,718
Credit Suisse AG (SOFR + 0.430%) (A)	05-02-19	2.899	25,000,000	25,006,024
US Bank NA (1 month LIBOR + 0.160%) (A)	09-04-19	2.687	30,000,000	30,007,259
Wells Fargo Bank NA (1 month LIBOR + 0.180%) (A)	07-10-19	2.707	50,000,000	50,014,922
Wells Fargo Bank NA (1 month LIBOR + 0.460%) (A)	05-23-19	2.984	50,000,000	50,034,875
Time deposits 6.7%				$115,000,000
(Cost $115,000,000)
Royal Bank of Canada	04-01-19	2.413	30,000,000	30,000,000
Sumitomo Mitsui Banking Corp.	04-01-19 to 06-14-19	2.433 to 2.788	85,000,000	85,000,000
U.S. Government Agency 3.2%				$54,618,224
(Cost $54,636,553)
Federal Farm Credit Bank (Prime rate - 3.080%) (A)	09-13-19	2.454	5,000,000	4,998,862
Federal Farm Credit Bank (1 month LIBOR + 0.180%) (A)	10-11-19	2.495	6,690,000	6,696,603
Federal Farm Credit Bank (3 month USBMMY + 0.040%) (A)	02-12-20	2.501	17,310,000	17,304,275
Federal Farm Credit Bank (3 month USBMMY + 0.160%) (A)	01-19-21	2.622	10,000,000	9,994,687
Federal Farm Credit Bank (3 month LIBOR - 0.135%) (A)	10-29-20	2.666	5,000,000	4,993,797
Federal Home Loan Bank	04-01-19	2.231	10,630,000	10,630,000

			Par value^	Value
Repurchase agreement 0.4% (Cost $7,274,000)				$7,274,000
Repurchase Agreement with State Street Corp. dated 3-29-19 at 1.300% to be repurchased at $7,274,788 on 4-1-19, collateralized by $7,300,000 U.S. Treasury Notes, 2.750% due 11-30-20 (valued at $7,419,881, including interest)			7,274,000	7,274,000
Total investments (Cost $1,731,681,600) 100.1%				$1,731,800,165
Other assets and liabilities, net (0.1)%				(1,053,089)
Total net assets 100.0%				$1,730,747,076

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $253,903,783 or 14.7% of the fund’s net assets as of 3-31-19.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT |	JOHN HANCOCK COLLATERAL TRUST 3

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2019, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

315Q1 03/19
This report is for the information of the shareholders of John Hancock Collateral Trust.	5/19